Finance lease receivables - Summary of lease receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	$ 10,738	$ 10,531
Unearned finance income	(1,491)	(1,612)
Present value	9,247	8,919
- assets held for sale
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value	2	0
No later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	2,507	2,331
Unearned finance income	(293)	(295)
Present value	2,214	2,036
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,830	1,787
Unearned finance income	(224)	(226)
Present value	1,606	1,561
2–3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,335	1,290
Unearned finance income	(167)	(171)
Present value	1,168	1,119
3–4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	884	839
Unearned finance income	(127)	(134)
Present value	757	705
4–5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	629	766
Unearned finance income	(102)	(147)
Present value	527	619
Later than one year and no later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	4,678	4,682
Unearned finance income	(620)	(678)
Present value	4,058	4,004
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	3,553	3,518
Unearned finance income	(578)	(639)
Present value	$ 2,975	$ 2,879